Provisions - Summary of Provisions (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Changes In Provisions [line items]
Opening balance	kr 9,879	kr 6,320
Additions	13,710	12,479
Reversal of excess amounts	(725)	(362)
Negative effect on Income statement	(12,985)	12,117
Utilization/Cash out	(6,935)	(8,221)
Reclassifications	90	(143)
Translation difference	(11)	(194)
Closing balance	16,008	9,879
Restructuring [member]
Disclosure Of Changes In Provisions [line items]
Opening balance	4,043	4,163
Additions	3,539	5,448
Reversal of excess amounts	(408)	(207)
Utilization/Cash out	(4,148)	(5,327)
Reclassifications	120	1
Translation difference	163	(35)
Closing balance	3,309	4,043
Customer Related Provision [member]
Disclosure Of Changes In Provisions [line items]
Opening balance	2,642	74
Additions	8,532	4,105
Reversal of excess amounts	(236)
Utilization/Cash out	(1,979)	(1,532)
Reclassifications		(10)
Translation difference	(43)	5
Closing balance	8,916	2,642
Suppliers Related Provision [member]
Disclosure Of Changes In Provisions [line items]
Opening balance	1,613	134
Additions	214	1,885
Reversal of excess amounts	(15)	(90)
Utilization/Cash out	(264)	(262)
Reclassifications	10	(50)
Translation difference	1	(4)
Closing balance	1,559	1,613
Warranty [member]
Disclosure Of Changes In Provisions [line items]
Opening balance	158	211
Additions	401	242
Reversal of excess amounts	(20)	(2)
Utilization/Cash out	(257)	(267)
Reclassifications	72	(25)
Translation difference	9	(1)
Closing balance	363	158
Other [member]
Disclosure Of Changes In Provisions [line items]
Opening balance	1,423	1,738
Additions	1,024	799
Reversal of excess amounts	(46)	(63)
Utilization/Cash out	(287)	(833)
Reclassifications	(112)	(59)
Translation difference	(141)	(159)
Closing balance	kr 1,861	kr 1,423